Interim condensed consolidated statements of profit or loss - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Interim condensed consolidated statements of profit or loss
Revenue	€ 170,976	€ 214,537
Cost of sales	(72,598)	(89,083)
Gross profit	98,378	125,454
Marketing and selling expenses	(105,591)	(110,600)
General and administrative expenses	(58,065)	(76,544)
Other operating income and expenses	5,457	(7,960)
Loss from operations before non-underlying items	(59,821)	(69,650)
Non-underlying items	3,143	9,666
Loss from operations	(56,678)	(59,984)
Finance cost - net	(13,187)	(11,970)
Loss before income tax	(69,865)	(71,954)
Income tax benefits/(expenses)	489	(271)
Loss for the period	(69,376)	(72,225)
Attributable to:
- Owners of the Company	(57,317)	(63,002)
- Non-controlling interests	€ (12,059)	€ (9,223)
Loss per share in Euro
Loss per share in Euro - Basic (in Euro per share)	€ (0.49)	€ (0.48)
Loss per share in Euro - Diluted (in Euro per share)	€ (0.49)	€ (0.48)